OPERATING LEASE	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Leases [Abstract]
OPERATING LEASE

NOTE 4 – OPERATING LEASE

On January 18, 2019, the Company entered into an agreement to lease approximately 25,470 square feet of office and manufacturing space in Pompano Beach, Florida through March 2024. On March 25, 2019, the Company entered into an amendment to the agreement to increase the square footage of leased premises to 36,900 square feet, increasing the Company’s base rent obligation to be approximately $33,825 per month for one year and nine months, and increasing annually at a rate of three percent for the remainder of the lease term.

The right-of-use asset is composed of the sum of all remaining lease payments plus any initial direct costs and is amortized over the life of the expected lease term. For the expected term of the lease, the Company used the initial term of the five-year lease. If the Company does elect to exercise its option to extend the lease for another five years, which election will be treated as a lease modification and the lease will be reviewed for remeasurement.

The future minimum lease payments to be made under the operating lease as of September 30, 2021, are as follows:

2021	$104,520
2022	427,484
2023	440,308
2024	110,888
Total minimum lease payments	1,083,196
Discount	(186,527)
Operating lease liability	$896,669

Operating lease liabilities are based on the net present value of the remaining lease payments over the remaining lease term. In determining the present value of lease payments, the Company used the incremental borrowing rate based on the information available at the lease commencement date. As of September 30, 2020, the weighted-average remaining lease term is 3.5 years and the weighted-average discount rate used to determine the operating lease liability was 15.0%. For the three months ended September 30, 2021 and 2020, the Company expensed $107,117 and 106,920, respectively for rent. For the nine months ended September 30, 2021 and 2020, the Company expensed $321,153 and $322,103, respectively for rent.

NOTE 4 – OPERATING LEASE

On January 18, 2019, the Company entered into an agreement to lease approximately 25,470 square feet of office and manufacturing space in Pompano Beach, Florida through March 2024. On March 25, 2019, the Company entered into an amendment to the agreement to increase the square footage of leased premises to 36,900 square feet, increasing the Company’s base rent obligation to be approximately $33,825 per month for one year and nine months, and increasing annually at a rate of three percent for the remainder of the lease term.

In accordance with ASC 842, on January 18, 2019, the Company entered into and recorded a lease right-of-use asset and a lease liability at a present value of $1,405,804. The right-of-use asset is composed of the sum of all lease payments plus any initial direct cost and is amortized over the life of the expected lease term. For the expected term of the lease, the Company used the initial term of the five-year lease. If the Company does elect to exercise its option to extend the lease for another five years, that election will be treated as a lease modification and the lease will be reviewed for remeasurement.

The future minimum lease payments to be made under the operating lease as of December 31, 2020 are:

2021	$415,033
2022	427,484
2023	440,308
2024	110,884
Total minimum lease payments	1,393,709
Discount	(300,032)
Operating lease liability	$1,093,677

Operating lease liabilities are based on the net present value of the remaining lease payments over the remaining lease term. In determining the present value of lease payments, the Company used the incremental borrowing rate based on the information available at the lease commencement date. As of December 31, 2020, the weighted-average remaining lease term is 3.25 years and the weighted-average discount rate used to determine the operating lease liability was 15.0%. For the years ended December 31, 2020 and 2019, the Company expensed $429,022 and $423,121, respectively, for rent.